TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Current tax expense	$ (3,700,970)	$ 2,611,796	$ (4,863,336)	$ (3,845,338)
Deferred tax	3,900,062	(10,945,183)	6,328,837	(4,917,089)
Income tax expenses	$ 199,092	$ (8,333,387)	$ 1,465,501	$ (8,762,427)